8. Stockholders Equity	9 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity
8. Stockholders Equity

The authorized capital stock of Lustros consists of 100,000,000 shares of Common Stock, $0.001 par value per share, and 10,000,000 shares of Preferred Stock, par value of $0.001 per share, designated “Series A Preferred Stock.” Each share of Series A Preferred Stock is convertible at the option of the holder into 100 shares of Common Stock and is entitled to 100 votes per share on all matters submitted to the shareholders of Lustros. At September 30, 2013, there were outstanding 91,389,488 shares of Common Stock and 291,376 shares of Series A Preferred Stock.

From January 2013 through September 2013, Magna converted $477,378 of their loans and $1,338 in accrued interest valued at $720,570 with the debt discount into 2,019,870 shares of Common Stock, See Note 7 – Debt.

On March 1, 2013, the Company and Global Investments I, LLC (“Global”) entered into a Stock Purchase Agreement, whereby Global agreed to purchase 818,182 shares of Common Stock at a purchase price of $0.55 per share for total proceeds of $450,000.

On March 1, 2013, the Company and Angelique de Maison (“de Maison”) entered into a Stock Purchase Agreement, whereby de Maison agreed to purchase 181,818 shares of Common Stock at a purchase price of $0.55 per share for total proceeds of $100,000.

On April 22, 2013, the Board of Directors of the Company approved the sale of up to 100,000 Preferred Series “A” Shares of the Company (Series “A” Shares) at a purchase price of $10.00 per share. Each Series “A” Share is convertible into 100 shares of Company Common Stock upon the satisfaction of certain terms and conditions.  On June 25, 2013 the Board of Directors of the Company approved increasing the number of Preferred Series “A’ Shares available for sale to 142,200. The Series A Shares were offered to small group of accredited investors already familiar with the Company in a private placement transaction exempt from registration under Section 4(2) of the Securities Act of 1933.  The termination date of the offering was June 30, 2013, and a total of 142,200 Series “A” Shares for a total of $1,422,000 have been subscribed for to date.  $950,000 was received as cash proceeds and $472,000 were settled against related party loans. The offering is only available to this small group of accredited investors and this disclosure does not constitute an offer to sell securities to any persons whatsoever. In accordance with the guidance provided in ASC 480 and ASC 815, the Company determined that the conversion feature of the Series “A” Shares convert into more Common Stock shares than were currently authorized represented a deemed derivative. Accordingly, the Series “A” Shares are not considered to be “conventional” Preferred Stock and thus the embedded conversion feature must be bifurcated and accounted for as a deemed derivative liability. The fair value of $2,909,604 was recorded as an embedded derivative liability, which reduced the value of Equity reflected. See Note 10 – Derivative Liability.

On June 25, 2013 the Board of Directors of the Company approved the sale of up to an additional 50,000 Preferred Series “A” Shares of the Company (Series “A” Shares) at a purchase price of $17.00 per share. Each Series “A” Share is convertible into 100 shares of Company Common Stock upon the satisfaction of certain terms and conditions.  The Series “A” Shares were offered to small group of accredited investors already familiar with the Company in a private placement transaction exempt from registration under Section 4(2) of the Securities Act of 1933.  The termination date of the offering is September 30, 2013. The offering is only available to this small group of accredited investors and this disclosure does not constitute an offer to sell securities to any persons whatsoever. In addition, the Board of Directors of the Company approved the sale of Convertible Notes bearing interest at the rate of 10% per annum redeemable in 18 months or convertible after six months into shares of the Company’s Common Stock at a price equal to 60% of the average of the variable weighted average price for the 10 trading days prior to the date of conversion. As of September 30, 2013, 19,176 subscriptions had been sold for $326,000 in cash proceeds and $69,000 in Convertible Notes had been issued.

On August 8, 2013 the Board of Directors of the Company approved the sale of up to an additional 130,000 Preferred Series “A” Shares of the Company (Series “A” Shares) at a purchase price of $5.00 per share. Each Series “A” Share is convertible into 100 shares of Company Common Stock upon the satisfaction of certain terms and conditions.  The Series “A” Shares were offered to small group of accredited investors already familiar with the Company in a private placement transaction exempt from registration under Section 4(2) of the Securities Act of 1933.  The termination date of the offering is September 30, 2013. The offering is only available to this small group of accredited investors and this disclosure does not constitute an offer to sell securities to any persons whatsoever. As of September 30, 2013, 130,000 subscriptions had been sold for $650,000 in cash proceeds.

The authorized capital stock of Lustros consists of 100,000,000 shares of Common Stock, $0.001 par value per share, and 10,000,000 shares of Preferred Stock, par value of $0.001 per share, designated “Series A Preferred Stock.” Each share of Series A Preferred Stock is convertible at the option of the holder into 100 shares of Common Stock and is entitled to 100 votes per share on all matters submitted to the shareholders of Lustros. At December 31, 2012, there were outstanding 88,369,618 shares of Common Stock and no shares of Series A Preferred Stock.

On March 9, 2012, Lustros issued and sold 60,000,000 shares of its Common Stock in the Bluestone Acquisition in exchange for 100% of the outstanding stock of Bluestone. See Note 4.

In addition, for accounting purposes, the Company has treated the Bluestone Acquisition as a reverse acquisition, with Bluestone, the acquiring entity and Lustros, as the acquired entity. As a result, the Company's financial statements reflect the financial information of Bluestone prior to March 9, 2012 and the combined entity on and after March 9, 2012. As such the 2,856,426 outstanding shares prior to the reverse merger were accounted for as if they had been issued by Bluestone, the value applied to these shares was based on the net liabilities of Power-Save assumed by the merged entity of $24,635.

In April 2012, Lustros issued and sold in a private placement: (i) to Zirk Engelbrecht 100,000 shares of Series A Preferred Stock in consideration for cash of $429,000 at the rate of $4.29 per share which was then applied to the settlement of indebtedness to Suprafin, Ltd. in the amount of $429,000 (See Note 6 - Debt), which shares were issued and registered in the name of Zirk Engelbrecht; and (ii) to Gonzalo Troncoso 75,000 shares of Series A Preferred Stock for cash in the amount of $4.29 per share. At the time of these purchases, Mr. Engelbrecht was Chief Executive Officer of the Company and Mr. Troncoso was President and Chief Operating Officer of the Company.

In April 2012, Lustros issued and sold 5,000,000 shares of Common Stock in a private placement to two entities in consideration of $1,000,000 at the rate of $0.20 per share of which was then applied the settlement of indebtedness of $1,000,000. This indebtedness was working capital advances made by Angelique de Maison to Santa Teresa Minerals and assumed by Bluestone in the Sulfatos Acquisition. Ms. De Maison directed that 3,643,911 of these shares be issued in the name of Quatre Gats, an entity owned by Zirk Engelbrecht, Angelique de Maison, Gonzalo Troncoso and Trisha Malone, our Chief Financial Officer of the Company.

In June 2012, Lustros issued and sold 1,636,364 shares of its Common Stock in a private placement at $0.55 per share or net proceeds of $900,000.

In June 2012, Lustros issued and sold to Angelique de Maison 181,818 shares of Common Stock in consideration of $100,000 of cash at the rate of $0.55 per shares which was then applied to the settlement of $100,000 of debt. This indebtedness was the remaining working capital advances assumed by Bluestone in the Sulfatos Acquisition.

In July 2012, Lustros issued and sold 727,272 shares of its Common Stock to a director in a private placement at $0.55 per share or net proceeds from the offering of $400,000.

In July and August 2012, Lustros issued and sold 352,941 shares of its Common Stock in a private placement at $0.85 per share or net proceeds from the offering of $300,000.

In November 2012, Mr. Engelbrecht converted 100,000 shares of Series A Preferred Stock into 10,000,000 shares of Common Stock and Mr. Troncoso converted 75,000 shares of Series A Preferred Stock into 7,500,000 shares of Common Stock.

In December 2012, Magna converted $160,000 of debt into 177,714 shares of Common Stock, See Note 7 – Debt.